INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets including Goodwill

(in millions)	Acquired distribution rights	Products in development	Marketed products	Goodwill	Software	Total
Cost
At January 1, 2023	195	60	54	—	39	348
Additions	—	167	4	5	—	176
Transfers	—	(126)	126	—	—	—
Exchange adjustments	11	3	2	—	—	16
At December 31, 2023	$206	$104	$186	$5	$39	$540
Accumulated amortization and impairment
At January 1, 2023	195	24	25	—	34	278
Amortization charge	—	—	10	—	2	12
Exchange adjustments	11	1	1	—	—	13
At December 31, 2023	$206	$25	$36	$—	$36	$303
Net book amount at December 31, 2023	$—	$79	$150	$5	$3	$237

(in millions)	Acquired distribution rights	Products in development	Marketed products	Goodwill	Software	Total
Cost
At January 1, 2022	220	66	57	—	39	382
Additions	—	1	—	—	—	1
Exchange adjustments	(25)	(7)	(3)	—	—	(35)
At December 31, 2022	$195	$60	$54	$—	$39	$348
Accumulated amortization and impairment
At January 1, 2022	220	27	21	—	32	300
Amortization charge	—	—	5	—	2	7
Exchange adjustments	(25)	(3)	(1)	—	—	(29)
At December 31, 2022	$195	$24	$25	$—	$34	$278
Net book amount at December 31, 2022	$—	$36	$29	$—	$5	$70

(in millions)	Acquired distribution rights	Products in development	Marketed products	Goodwill	Software	Total
Cost
At January 1, 2021	235	37	57	—	39	368
Additions	—	30	—	—	—	30
Disposal	(12)	—	—	—	—	(12)
Exchange adjustments	(3)	(1)	—	—	—	(4)
At December 31, 2021	$220	$66	$57	$—	$39	$382
Accumulated amortization and impairment
At January 1, 2021	235	27	15	—	29	306
Amortization charge	—	—	6	—	3	9
Disposal	(12)	—	—	—	—	(12)
Exchange adjustments	(3)	—	—	—	—	(3)
At December 31, 2021	$220	$27	$21	$—	$32	$300
Net book amount at December 31, 2021	$—	$39	$36	$—	$7	$82